Leases - Minimum Future Income (Table) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 145,750
2021	82,420
2022	55,391
2023	34,972
2024	35,067
Thereafter	37,175
Total minimum lease revenue, net of commissions	$ 390,775